Organization and Description of Business Narrative (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Jul. 01, 2014 Scenario, Forecast [Member]	Jul. 01, 2014 Scenario, Forecast [Member] Total Midstream Segments [Member]
Disposal Group, Including Discontinued Operation, Consideration, Cash				$ 576,000,000
Disposal Group, Including Discontinued Operations, Consideration, Equity Interests Received, Shares				8,245,859
Disposal Group, Including Discontinued Operation, Consideration, Equity Interests Received				265,000,000
Disposal Group, Including Discontinued Operation, Consideration, Debt Exchanged				498,900,000
Subordinated Long-term Debt, Noncurrent	$ 51,120,000	$ 51,120,000	$ 51,100,000